Disclosures on the effects of fluctuations in foreign currency exchange rates (Tables)	12 Months Ended
Dec. 31, 2018
Foreign exchange rates [abstract]
Disclosure of detailed information about assets held in foreign currency subject to fluctuations in exchange rates [Text Block]
Assets held in foreign currency subject to fluctuations in exchange rates are detailed as follows:

Class of assets	Currency	12/31/2018 ThUS	12/31/2017 ThUS$

Current assets:
Cash and cash equivalents	ARS	2	1
Cash and cash equivalents	BRL	-	38
Cash and cash equivalents	CLP	157,500	579
Cash and cash equivalents	CNY	2,305	1,143
Cash and cash equivalents	EUR	4,738	9,782
Cash and cash equivalents	GBP	-	55
Cash and cash equivalents	AUD	29,598	-
Cash and cash equivalents	MXN	1,242	258
Cash and cash equivalents	PEN	1	8
Cash and cash equivalents	THB	1	-
Cash and cash equivalents	YEN	1,786	1,773
Cash and cash equivalents	ZAR	5,219	4,074
Subtotal cash and cash equivalents		202,392	17,711
Other current financial assets	CLP	20,931	39,126
Subtotal other current financial assets		20,931	39,126
Other current non-financial assets	BRL	-	1
Other current non-financial assets	ARS	2	-
Other current non-financial assets	AUD	102	-
Other current non-financial assets	COP	-	30
Other current non-financial assets	CLF	47	46
Other current non-financial assets	CLP	20,276	12,172
Other current non-financial assets	CNY	8	12
Other current non-financial assets	EUR	3,153	235
Other current non-financial assets	MXN	3,274	1,429
Other current non-financial assets	THB	19	279
Other current non-financial assets	PEN	-	20
Other current non-financial assets	YEN	21	18
Other current non-financial assets	ZAR	1,547	2,941
Subtotal other current non-financial assets		28,449	17,183
Trade and other receivables	ARS	-	6
Trade and other receivables	BRL	20	23
Trade and other receivables	CLF	453	427
Trade and other receivables	CLP	71,730	85,837
Trade and other receivables	CNY	11,361	10,426
Trade and other receivables	EUR	31,426	49,627
Trade and other receivables	GBP	-	90
Trade and other receivables	MXN	452	195
Trade and other receivables	AED	15,841	546
Trade and other receivables	THB	2,970	791
Trade and other receivables	YEN	76,267	41,582
Trade and other receivables	ZAR	571	23,825
Subtotal trade and other receivables		211,091	213,375
Receivables from related parties	EUR	105	58
Receivables from related parties	THB	-	74
Subtotal receivables from related parties		105	132

Class of assets	Currency	12/31/2018 ThUS$	12/31/2017 ThUS$

Current tax assets	ARS	2	4
Current tax assets	CLP	601	1,413
Current tax assets	EUR	3,500	183
Current tax assets	ZAR	-	431
Current tax assets	MXN	843	-
Current tax assets	PEN	131	201
Subtotal current tax assets		5,077	2,232
Subtotal current assets		468,045	289,759
Non-current assets
Other non-current financial assets	CLP	20	20
Other non-current financial assets	YEN	72	42
Subtotal other non-current financial assets		92	62
Other non-current non-financial assets	BRL	23	27
Other non-current non-financial assets	CLP	758	822
Subtotal other non-current non-financial assets		781	849
Non-current right receivable	CLF	329	209
Non-current right receivable	COP	-	47
Non-current right receivable	CLP	1,807	1,256
Subtotal non-current rights receivable		2,136	1,512
Equity-accounted investees	AED	31,023	35,414
Equity-accounted investees	EUR	14,929	8,144
Equity-accounted investees	INR	1,729	1,632
Equity-accounted investees	THB	53	2,491
Equity-accounted investees	TRY	21,892	21,741
Subtotal equity-accounted investees		69,626	69,422
Intangible assets other than goodwill	CLP	85	48
Subtotal intangible assets other than goodwill		85	48
Property, plant and equipment	CLP	3,387	3,574
Subtotal property, plant and equipment		3,387	3,574
Total non-current assets		76,107	75,467
Total assets		544,152	365,226

Disclosure of detailed information about liabilities held in foreign currencies [Text Block]
Liabilities held in foreign currencies are detailed as follows:

		12/31/2018			12/31/2017
Class of liability	Currency	91 days to 1 year ThUS$	91 days to 1 year ThUS$	Total ThUS$	Up to90 days ThUS$	91 days to 1 year ThUS$	Total ThUS$
Current liabilities
Other current financial liabilities	CLF	342	6,256	6,598	4,947	-	4,947
Other current financial liabilities	BRL	52	-	52	-	-	-
Subtotal other current financial liabilities		394	6,256	6,650	4,947	-	4,947
Trade and other payables	BRL	34	-	34	37	-	37
Trade and other payables	THB	65	-	65	91	-	91
Trade and other payables	CLP	69,789	-	69,789	61,310	4,361	65,671
Trade and other payables	EUR	36,439		36,439	32,896	-	32,896
Trade and other payables	GBP	-	-	-	11	-	11
Trade and other payables	INR	1	-	1	1	-	1
Trade and other payables	MXN	7	-	7	13	-	13
Trade and other payables	PEN	-	-	-	3	-	3
Trade and other payables	ZAR	1,842		1,842	2,541	-	2,541
Subtotal trade and other payables		108,177	-	108,177	96,903	4,361	101,264
Other current provisions	ARS	-	13	13	-	12	12
Other current provisions	BRL	707	-	707	739	-	739
Other current provisions	CLP	-	64	64	-	80	80
Other current provisions	EUR	243	-	243	243	-	243
Subtotal other current provisions		950	77	1,027	982	92	1,074
Current tax liabilities	CLP	-	31	31	-	326	326
Current tax liabilities	BRL	-	3	3	-	6	6
Current tax liabilities	CNY	-	8	8	3	-	3
Current tax liabilities	EUR	4,548	1,000	5,548	-	644	644
Current tax liabilities	ZAR	-	201	201	264	-	264
Current tax liabilities	MXN	-	9	9	3	3,071	3,074
Subtotal current tax liabilities		4,548	1,252	5,800	270	4,047	4,317

		12/31/2018			12/31/2017
Class of liability	Currency	Up to 90 days ThUS$	over 90 days to 1 year ThUS$	Total ThUS$	Up to 90 days ThUS$	Over 90 days to 1 year ThUS$	Total ThUS$
Other current non-financial liabilities	BRL	3	-	3	15	-	15
Other current non-financial liabilities	CLP	7,703	6,431	14,134	8,708	1,824	10,532
Other current non-financial liabilities	CNY	11	40	51	7	-	7
Other current non-financial liabilities	EUR	1,053	-	1,053	2,955	-	2,955
Other current non-financial liabilities	MXN	103	46	149	346	34	380
Other current non-financial liabilities	YEN	-	-	-	-	-	-
Other current non-financial liabilities	PEN	70	-	70	70	-	70
Other current non-financial liabilities	ZAR	11	-	11	12	-	12
Subtotal other current non-financial liabilities		8,954	6,517	15,471	12,113	1,858	13,971
Total current liabilities		123,023	14,102	137,125	115,215	10,358	125,573

		12/31/2018
Class of liability	Currency	1 to 2 years ThUS$	2 to 3 years ThUS$	3 to 4 years ThUS$	4 to 5 years ThUS$	Over 5 years ThUS$	Total ThUS$
Non-current liabilities
Other non-current financial liabilities	CLF	-	-	-	-	453,818	453,818
Subtotal other non-current financial liabilities		-	-	-	-	453,818	453,818
Non-current provisions for employee benefits	CLP	-	-	-	-	521	521
Non-current provisions for employee benefits	MXN	-	-	-	-	175	175
Non-current provisions for employee benefits	YEN	-	-	-	-	171	171
Subtotal non-current provisions for employee benefits		-	-	-	-	867	867
Total non-current liabilities		-	-	-	-	454,685	454,685

			12/31/2017
Class of liability	Currency	1 to 2 years ThUS$	2 to 3 years ThUS$	3 to 4 years ThUS$	4 to 5 years ThUS$	Over 5 years ThUS$	Total ThUS$
Non-current liabilities
Other non-current financial liabilities	CLF	-	-	-	-	237,279	237,279
Subtotal other non-current financial liabilities		-	-	-	-	237,279	237,279
Non-current provisions for employee benefits	CLP	-	-	-	-	601	601
Non-current provisions for employee benefits	MXN	-	-	-	-	65	65
Non-current provisions for employee benefits	YEN	-	-	-	-	626	626
Subtotal non-current provisions for employee benefits		-	-	-	-	1,292	1,292
Total non-current liabilities		-	-	-	-	238,571	238,571